Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments

Future minimum lease payments under non-cancelable operating leases at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$36,800
2017	36,800
2018	37,333
2019	38,400
2020	25,600
Total minimum non-cancelable operating lease payments	$174,933